Financial Assets Measured at Amortized Cost - Schedule of Credit Loss Allowance Breakdown (Details) - BRL (R$) R$ in Thousands		Mar. 31, 2026	Dec. 31, 2025		Dec. 31, 2024
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)		R$ 28,043,337	R$ 24,068,242
Percentage of Gross Exposure		100.00%	100.00%
Credit Loss Allowance (in Brazil Real)		R$ (3,888,852)	R$ (3,155,386)
Percentage of Credit Loss Allowance		100.00%	100.00%
Credit card [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)		R$ 7,756,836	R$ 6,794,451
Percentage of Gross Exposure		100.00%	100.00%
Credit Loss Allowance (in Brazil Real)		R$ (563,985)	R$ (372,500)		R$ (308,153)
Percentage of Credit Loss Allowance		100.00%	100.00%
Coverage Ratio (%)		7.27%	5.48%
Loans to customers [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)		R$ 18,844,502	R$ 16,234,340
Percentage of Gross Exposure		100.00%	100.00%
Credit Loss Allowance (in Brazil Real)		R$ (3,324,341)	R$ (2,782,278)		(556,067)
Percentage of Credit Loss Allowance		100.00%	100.00%
Coverage Ratio (%)		17.64%	17.14%
Prepayment of receivables [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)		R$ 1,441,999	R$ 1,039,452
Percentage of Gross Exposure		100.00%	100.00%
Credit Loss Allowance (in Brazil Real)		R$ (525)	R$ (608)
Percentage of Credit Loss Allowance		100.00%	100.00%
Coverage Ratio (%)		0.04%	0.06%
Total consumer loans stage 1 [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)		R$ 22,432,532	R$ 19,425,236
Percentage of Gross Exposure		79.99%	80.71%
Credit Loss Allowance (in Brazil Real)		R$ (302,247)	R$ (276,303)
Percentage of Credit Loss Allowance		7.77%	8.75%
Total consumer loans stage 1 [Member] | Credit card [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)		R$ 6,854,056	R$ 6,176,938	[1]
Percentage of Gross Exposure		24.44%	25.66%	[1]
Credit Loss Allowance (in Brazil Real)		R$ (178,761)	R$ (146,509)	[1]
Percentage of Credit Loss Allowance		4.60%	4.64%	[1]
Coverage Ratio (%)		2.61%	2.37%	[1]
Total consumer loans stage 1 [Member] | Loans to customers [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)	[1]	R$ 14,136,775	R$ 12,218,389
Percentage of Gross Exposure	[1]	50.41%	50.77%
Credit Loss Allowance (in Brazil Real)	[1]	R$ (122,998)	R$ (129,323)
Percentage of Credit Loss Allowance	[1]	3.16%	4.10%
Coverage Ratio (%)	[1]	0.87%	1.06%
Total consumer loans stage 1 [Member] | Prepayment of receivables [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)	[2]	R$ 1,441,701	R$ 1,029,909
Percentage of Gross Exposure	[2]	5.14%	4.28%
Credit Loss Allowance (in Brazil Real)	[2]	R$ (488)	R$ (471)
Percentage of Credit Loss Allowance	[2]	0.01%	0.01%
Coverage Ratio (%)	[2]	0.03%	0.05%
Total consumer loans stage 2 [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)		R$ 2,055,871	R$ 1,777,337
Percentage of Gross Exposure		7.33%	7.39%
Credit Loss Allowance (in Brazil Real)		R$ (849,546)	R$ (688,972)
Percentage of Credit Loss Allowance		21.85%	21.84%
Total consumer loans stage 2 [Member] | Credit card [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)		R$ 728,723	R$ 512,833	[1]
Percentage of Gross Exposure		2.60%	2.13%	[1]
Credit Loss Allowance (in Brazil Real)		R$ (244,616)	R$ (141,107)	[1]
Percentage of Credit Loss Allowance		6.29%	4.47%	[1]
Coverage Ratio (%)		33.57%	27.52%	[1]
Total consumer loans stage 2 [Member] | Loans to customers [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)	[1]	R$ 1,326,923	R$ 1,255,193
Percentage of Gross Exposure	[1]	4.73%	5.22%
Credit Loss Allowance (in Brazil Real)	[1]	R$ (604,929)	R$ (547,844)
Percentage of Credit Loss Allowance	[1]	15.56%	17.37%
Coverage Ratio (%)	[1]	45.59%	43.65%
Total consumer loans stage 2 [Member] | Prepayment of receivables [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)	[2]	R$ 225	R$ 9,311
Percentage of Gross Exposure	[2]	0.00%	0.04%
Credit Loss Allowance (in Brazil Real)	[2]	R$ (1)	R$ (21)
Percentage of Credit Loss Allowance	[2]	0.00%	0.00%
Coverage Ratio (%)	[2]	0.44%	0.23%
Total consumer loans stage 3 [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)		R$ 3,554,934	R$ 2,865,669
Percentage of Gross Exposure		12.68%	11.90%
Credit Loss Allowance (in Brazil Real)		R$ (2,737,059)	R$ (2,190,111)
Percentage of Credit Loss Allowance		70.38%	69.41%
Total consumer loans stage 3 [Member] | Credit card [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)		R$ 174,057	R$ 104,680	[1]
Percentage of Gross Exposure		0.62%	0.43%	[1]
Credit Loss Allowance (in Brazil Real)		R$ (140,607)	R$ (84,884)	[1]
Percentage of Credit Loss Allowance		3.62%	2.69%	[1]
Coverage Ratio (%)		80.78%	81.09%	[1]
Total consumer loans stage 3 [Member] | Loans to customers [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)	[1]	R$ 3,380,804	R$ 2,760,757
Percentage of Gross Exposure	[1]	12.06%	11.47%
Credit Loss Allowance (in Brazil Real)	[1]	R$ (2,596,416)	R$ (2,105,111)
Percentage of Credit Loss Allowance	[1]	66.77%	66.72%
Coverage Ratio (%)	[1]	76.80%	76.25%
Total consumer loans stage 3 [Member] | Prepayment of receivables [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)	[2]	R$ 73	R$ 232
Percentage of Gross Exposure	[2]	0.00%	0.00%
Credit Loss Allowance (in Brazil Real)	[2]	R$ (36)	R$ (116)
Percentage of Credit Loss Allowance	[2]	0.00%	0.00%
Coverage Ratio (%)	[2]	49.32%	50.00%

[1]	Loans to customers are composed as follows: “Personal loans” are loans of fixed amounts of money either for general purposes or to pay for specific goods or services in a buy now pay later context. Personal loans are typically paid back in regular installments over time. “Payroll loans” are those in which the installments and interest are deducted directly from the consumer’s salary. These loans may be linked to government entities — such as in the case of public servants, pensions, or benefits paid by the government — or to private companies. The ability to deduct payments directly from customer’s payrolls significantly enhances credit quality. “FGTS Loans” are loans in which consumers can draw down in advance up to seven annual installments of their FGTS, while authorizing the Group to collect payment of these installments directly from the consumer’s FGTS accounts.
[2]	Prepayment of receivables correspond to contracts for the advance payment of energy, with future due dates. For more information, please refer to the explanatory note 18.2.1 and 18.3.1.